Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Bond Loan
Domestic					$ (26,816)	$ (35,233)
Foreign					(3,253)	(15,751)
Loss before income tax	$ (3,797)	$ (10,213)	$ (7,070)	$ (19,684)	$ (30,069)	$ (50,984)